Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator :
Net loss	$ (64,890)	¥ (451,760)	¥ (164,615)	¥ (202,125)
Numerator for basic and diluted net loss per share	$ (64,890)	¥ (451,760)	¥ (164,615)	¥ (202,125)
Denominator :
Weighted average number of ordinary shares	420,575,827	420,575,827	417,315,644	353,452,309
Denominator for basic and diluted net loss per share	420,575,827	420,575,827	417,315,644	353,452,309
Net loss per ordinary share:
Basic and diluted | (per share)	$ (0.15)	¥ (1.07)	¥ (0.39)	¥ (0.57)
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	28,081,052	28,081,052	38,073,598	28,766,313